Investments in Associates and Joint Ventures - Summary of the investments in associates and joint ventures on a disaggregated basis (Detail) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of Investments in Associates and Joint Ventures [line items]
Investments in subsidiaries, joint ventures and associates reported in separate financial statements	$ 1,960	$ 1,676	$ 1,905	$ 1,529
YPF EE [member]
Disclosure of Investments in Associates and Joint Ventures [line items]
Investments in subsidiaries, joint ventures and associates reported in separate financial statements	875	735	776
MEGA [Member]
Disclosure of Investments in Associates and Joint Ventures [line items]
Investments in subsidiaries, joint ventures and associates reported in separate financial statements	182	133	164
Profertil [member]
Disclosure of Investments in Associates and Joint Ventures [line items]
Investments in subsidiaries, joint ventures and associates reported in separate financial statements	345	339	449
OLCLP [Member]
Disclosure of Investments in Associates and Joint Ventures [line items]
Investments in subsidiaries, joint ventures and associates reported in separate financial statements	43	34	25
CT Barragan [Member]
Disclosure of Investments in Associates and Joint Ventures [line items]
Investments in subsidiaries, joint ventures and associates reported in separate financial statements	230	250	268
Other Companies [Member]
Disclosure of Investments in Associates and Joint Ventures [line items]
Investments in subsidiaries, joint ventures and associates reported in separate financial statements	81	47	57
Oldelval [member]
Disclosure of Investments in Associates and Joint Ventures [line items]
Investments in subsidiaries, joint ventures and associates reported in separate financial statements	63	55	58
Termap [member]
Disclosure of Investments in Associates and Joint Ventures [line items]
Investments in subsidiaries, joint ventures and associates reported in separate financial statements	20	15	20
Oiltanking [member]
Disclosure of Investments in Associates and Joint Ventures [line items]
Investments in subsidiaries, joint ventures and associates reported in separate financial statements	38	25	26
CDS [member]
Disclosure of Investments in Associates and Joint Ventures [line items]
Investments in subsidiaries, joint ventures and associates reported in separate financial statements	31	26	28
YPF Gas [member]
Disclosure of Investments in Associates and Joint Ventures [line items]
Investments in subsidiaries, joint ventures and associates reported in separate financial statements	$ 52	$ 17	$ 34